ACQUISITION (Detail Textuals) - USD ($)		3 Months Ended		12 Months Ended
	Nov. 07, 2016	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Business Acquisition [Line Items]
Revenues		$ 127,737	$ 35,208	$ 147,069	$ 53,461
Net loss		$ (661,515)	$ (38,222)	(280,802)	$ (93,551)
Rawkin Juice Inc
Business Acquisition [Line Items]
Ownership interest holds	100.00%
Common shares issued for acquisitions	$ 1,000
Common shares issued for acquisitions (in shares)	1,000,000
Revenues				15,120
Net loss				$ 2,718